Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Schedule of accounts receivable, net

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Accounts receivable	$61,237,961	$54,456,082
Allowance for credit loss	(9,662,378)	(9,267,851)
Total accounts receivable, net	$51,575,583	$45,188,231

Schedule of movements of allowance for doubtful accounts

	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
	(Unaudited)
Beginning balance	$9,267,851	$3,009,363
Addition	362,516	6,379,841
Recovery*	—	(4,656)
Disposal of subsidiaries	(7,851)	(4,115)
Exchange rate effect	32,011	(120,812)
Ending balance	$9,662,378	$9,267,851

*	The Company recovered account receivable for the six months ended June 30, 2025 and 2024 due to collection of account receivable’s balance that were allowanced in prior period.

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of accounts receivable, net

	December 31, 2024	December 31, 2023

Accounts receivable	$54,456,082	$32,085,912
Allowance for credit loss	(9,267,851)	(3,009,363)
Total accounts receivable, net	$45,188,231	$29,076,549

Schedule of movements of allowance for doubtful accounts

	December 31, 2024	December 31, 2023	December 31, 2022

Beginning balance	$3,009,363	$3,189,642	$3,004,435
Addition	6,379,841	246,336	555,133
Recovery*	(4,656)	(374,078)	(86,994)
Disposal of GX CDT and TY CDT	(4,115)	—	—
Exchange rate effect	(120,812)	(52,537)	(282,932)
Ending balance	$9,267,851	$3,009,363	$3,189,642

*	The Company recovered account receivable for the years ended December 31, 2024, 2023 and 2022 due to collection of account receivable’s balance that were allowanced in prior period.